UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549

                                        FORM 13F

                                   FORM 13F COVER PAGE

Report for the Period Ended: September 30, 2009

Check here if Amendment [ ]; 	Amendment Number: ______________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Rockbay Capital Management, LP
Address:  1515 Broadway, 12th Floor
          New York, NY 10036

13F File Number: 28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	RCM Advisors, LLC, its general partner
Name: 	Atul Khanna
Title: 	Chief Executive Officer
Phone: 	212-332-4220

Signature, Place, and Date of Signing:



/s/ Atul Khanna         New York, New York      Nov 11, 2009
-----------------       ------------------      ----------------
[Signature]             [City,State]            [Date]


Report Type:
	[X] 13F HOLDINGS REPORT.
	[ ] 13F NOTICE.
	[ ] 13F COMBINATION REPORT.

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                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     1
Form 13F Information Table Entry Total: 39
Form 13F Information Table Value Total: $ 33,962
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this Form SH report is filed, other than the manager filing this report.

No.	Form 13F File Number    Name

01	28-11760                RCM Advisors, LLC

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FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASSCUSIP      (x$1000)PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE  SHARED  NONE
---------                     ---------     ---------  -------------------------------------------------------------------
Aercap Holdings                COM           N00985106      753    83000 SH       SOLE               83000
Allegheny Energy Inc.          COM           017361106      902    34000 SH       SOLE               34000
American Water Works           COM           030420103      718    36000 SH       SOLE               36000
AMEX Energy Select Index SPDR  COM           81369y956     2966    55000 SH  PUT  SOLE               55000
Atlas Energy Inc.              COM           049298102     1678    62000 SH       SOLE               62000
Atlas Pipeline Partnres, L.P.  COM           049392103      804   110000 SH  CALL SOLE              110000
Bank of America Corp           COM           060505104      541    32000 SH       SOLE               32000
BPW Acquisition Corp           COM           055637102      178    18200 SH       SOLE               18200
BPW Acquisition Corp -C        WARRANT       055637110       54   100000 SH       SOLE              100000
Cadbury PLC - SPONS ADR        COM           12721e102     1024    20000 SH       SOLE               20000
CIT Group Inc                  COM           125581108      227   187800 SH       SOLE              187800
CIT Group Inc                  COM           125581958      644   532000 SH  PUT  SOLE              532000
CIT Group Inc Pref C           PFD           125581603     1099   177500 SH       SOLE              177500
Exterran Holdings Inc          COM           30225x103      712    30000 SH       SOLE               30000
Exterran Holdings Inc          COM           30225x103      831    35000 SH  CALL SOLE               35000
Facet Biotech Corp             COM           30303q103      865    50000 SH       SOLE               50000
First Solar Inc                COM           336433107     1529    10000 SH  PUT  SOLE               10000
Hilltop Holdings Inc           COM           432748101      944    77000 SH       SOLE               77000
iShares Russell 2000 Index FundCOM           464287955     3012    50000 SH  PUT  SOLE               50000
Liberty Acquisition            COM           53015y107     1501   158000 SH       SOLE              158000
Liberty Acquisition            WARRANT       53015y115       65   107100 SH       SOLE              107100
Liberty Media Corp- Ent        COM           53071m500     1898    61000 SH       SOLE               61000
Massey Energy                  COM           576206106      725    26000 SH       SOLE               26000
Myriad Pharmaceuticals         COM           62856h107      557    95000 SH       SOLE               95000
Navios Maritime Acquisition    COM           Y62159101      184    19200 SH       SOLE               19200
Omniture Inc                   COM           68212s109      557    26000 SH       SOLE               26000
Resolute Energy Corp           COM           76116a108     1190   115000 SH       SOLE              115000
Saks Incorporated              COM           79377w108      136    20000 SH       SOLE               20000
Schering-Plough Corp           COM           806605101     1836    65000 SH       SOLE               65000
Suncor Energy Inc              COM           867229107      691    20000 SH       SOLE               20000
Teradata Corp                  COM           88076w103      550    20000 SH       SOLE               20000
Terra Industries Inc.          COM           880915103      971    28000 SH       SOLE               28000
Titan International, Inc.      COM           88830m102      730    82000 SH       SOLE               82000
Trian Acquisition              WARRANT       89582e116       68   150000 SH       SOLE              150000
Trian Acquisition              COM           89582e108     1177   121000 SH       SOLE              121000
United States Natural Gas      COM           912318102      998    85000 SH       SOLE               85000
United States Natural Gas      COM           912318102      117    10000 SH  PUT  SOLE               10000
Vanda Pharmaceuticals          COM           921659108      175    15000 SH       SOLE               15000
Vanda Pharmaceuticals          COM           921659108      355    30500 SH  CALL SOLE               30500




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